New standards and regulatory changes	12 Months Ended
Dec. 31, 2023
New standards and regulatory changes
New standards and regulatory changes

5.New standards and regulatory changes

5.1New standards adopted by the Group, effective as of January 1, 2023

The IASB issued amendments to the following standards, with an effective date on January 1, 2023, or later periods:

●	Amendment to IAS 1 - Classifications of liabilities as current or non-current, modifies the requirement to classify a liability as current, by establishing that a liability is classified as current when it does not have the right at the end of the reporting period to defer the liquidation of the liability during, at least, the twelve months following the date of the reporting period. This amendment is effective since January 1, 2023. In addition, on October 31, 2022, IASB issued an amendment on non-current liabilities with agreed conditions and modified the effective date to January 1, 2024.
●	IAS 12 Amendment: The IASB issued the amendment in May 2023, which provides to the companies a temporary exemption from accounting of deferred taxes arising from the international tax reform of the Organization for Economic Co-operation and Development (OECD), which published the rules to ensure that large multinational companies would be subject to a minimum tax rate of 15%.
●	IAS 1 – Presentation of Financial Statements and IFRS Practice Statement 2 - Making Materiality Judgements. Companies must disclose material information about their accounting policies and apply the concept of materiality to accounting policy disclosures. The amendments clarify the following points:
-	The word “significant” is changed to “material or relative importance”.
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The accounting policies that must be disclosed in the notes to the financial statements are clarified, “an entity will disclose information about its material or relative importance accounting policies.”

-	It is clarified when an accounting policy is considered material or relatively important.
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Adds the following paragraph: “Information on accounting policies that focuses on how an entity has applied the requirements of IFRS to its own circumstances provides specific information about the entity that is more useful to users of financial statements than standardized information or information that only doubles or summarizes the requirements of IFRS standards”.

There is no relevant impact from this modification of IAS 1, neither regarding the classification of liabilities between current and non-current nor with respect to covenants.

●	Amendments to IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors. They clarify how companies should distinguish changes in accounting policies from changes in accounting estimates. The amendment was published by the IASB in February 2021 and clearly defines an accounting estimate to distinguish it from an accounting policy: “Accounting estimates are monetary amounts, in financial statements, that are subject to measurement uncertainty”.

It mentions “an accounting policy could require that elements of the financial statements be measured in a way that entails measurement uncertainty—that is, the accounting policy could require that these elements be measured by monetary amounts that cannot be directly observed and they must be estimated. In this case, an entity develops an accounting estimate to achieve the objective established by the accounting policy.

●	Amendments to IAS 12 Deferred taxes related to assets and liabilities that are recognized in a single transaction. The purpose of the amendments is to reduce diversity in the reporting of deferred taxes on leases and decommissioning obligations.

The amendment allows the recognition of a deferred tax liability or asset that has arisen in a transaction that is not a business combination, in the initial recognition of an asset or liability that, at the time of the transaction, does not give rise to taxable temporary differences and deductibles in the same amount.

●	IFRS 17 - Insurance Contracts, provides a new general model for accounting for contracts by combining a measurement of the current balance of insurance contracts with the recognition of earnings during the period in which the services are rendered. The standard’s general model requires that insurance contract liabilities be measured using current weighted probability estimates of future cash flows, a risk adjustment, and a contractual service margin that represents the expected gain from fulfilling the contracts. The effects of changes in the estimates of future cash flows and the risk adjustment related to future services are recognized during the period in which the services are rendered and not immediately in profit loss statement.

IFRS 17 replaces IFRS 4 - Insurance Contracts and will be effective for the subsidiaries Black Gold Re and Linear Systems Re Ltd for the financial reporting period beginning January 1, 2023. The assessment of the impact of IFRS 17 did not represent a significant effect on the Group’s consolidated financial statements, given that most of the insurance contracts are short-term and would be managed by the PPA methodology - Simplified allocation of premiums.

Retroactive application only affected for other current liabilities accounts at the beginning of the earliest period presented in the consolidated financial statements in which the Ecopetrol Business Group adopted the standard, that is, on January 1, 2022. The impact of the adoption of this standard was as follows:

o	A decrease in retained earnings of $4,828 related to the risk adjustments estimations in BlackGold Re. as the modified retrospective application. This value also represented an increase in trade and other payables for $4,828.
o	For 2023, the effect of IFRS 17 represented an increase in other foreign services revenues of $3,763 (see Note 24), a decrease in trade and other payables and a $3,643, and a currency translation effect of $120.
5.2	New standards issued but not yet adopted
●	Amendment IAS 7 - Cash Flow Statement and IFRS 7 - Financial instruments: Disclosures. The IASB issued the amendment on disclosure requirements to improve the transparency of suppliers financing arrangements and their effects on a company’s liabilities, cash flows and liquidity risk exposure. The Amendment applies to annual periods beginning on January 1, 2024.
●	Amendment IAS 21 - Effects of Variations in Foreign Currency Exchange Rates. The Amendment establishes criteria that allows assessing whether a currency is interchangeable and knowing when it is not. Thus, it will be possible to determine the exchange rate to be used and the disclosures to be provided. The Amendment applies to annual periods beginning on January 1, 2025.
●	Modifications to IFRS 16 - Lease Liability in a Sale and Leaseback Transaction. In September 2022, the IASB issued amendments to IFRS 16 to specify the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure that the seller-lessee does not recognize any amount for profit or loss related to the right of use that it maintains.

The amendments to IFRS 16 will be effective for annual periods beginning on or after January 1, 2024, and must be applied retroactively to sale and leaseback transactions entered into after the date of initial application of IFRS 16. Early application is permitted as long as this fact is disclosed.

5.3	New standards issued by the ISSB that with effect in future periods

The International Sustainability Standards Committee, in September 2023 issued the first international sustainability and climate standards: IFRS S1 General Requirements for the Information to be Disclosed on Sustainability related to Financial Information and IFRS S2 Weather-related Disclosures. The purpose of these standards is for entities to disclose information about their risks and opportunities related to sustainability and climate that is useful to the primary users of financial information for decision-making. An entity will apply these standards for reports for annual periods beginning on or after January 1, 2024. The Ecopetrol Business Group is currently assessing the corresponding regulations and the methodology for their implementation.